Machinery and Equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Machinery and Equipment, net

6. Machinery and Equipment, net

As of December 31, 2023 and December 31, 2022, machinery and equipment, net, was comprised of the following (in thousands):

	December 31, 2023	December 31, 2022
Machinery and equipment	$2,263	$1,518
Accumulated depreciation	(993)	(631)
Machinery and equipment, net	$1,270	$887

Depreciation expense amounted to approximately $0.4 million and $0.3 million for the year ended December 31, 2023 and 2022, respectively.